RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2020, 2019 and 2018, the C
o
mpany entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2020	2019	2018

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Provision of gaming related services	$(42,682)	$393,512	$339,924
	Rooms and food and beverage (1)	30,468	92,584	89,862
	Services fee (2)	26,151	39,470	39,126
	Entertainment (1)	25	7,685	1,191

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3)(4)	65,515	89,273	92,214
	Corporate services (5)	32,354	34,519	33,256
	Other services	14,118	16,117	12,498
	Staff costs capitalized in construction in progress (4)	10,949	7,864	3,617
	Purchases of goods and services	151	523	310

	Sale and purchase of assets:
	Sale of property and equipment and other long-term assets	2,692	1,323	9,112
	Transfer-in of other long-term assets	7,206	17,516	15,246
	Purchases of intangible assets	3,938	—	—

A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”) (6)	Costs and expenses (services provided to the Company):
	Consultancy fee	—	3,096	2,878

	Purchase of assets:
	Construction and renovation work performed and recognized as property and equipment	—	4,328	3,741
Notes
(1)
These revenues primarily represented the standalone selling prices (upon the adoption of the New Revenue Standard) of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the years ended December 31, 2020, 2019 and 2018, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $30,493, $100,269 and $91,053, respectively, of which $27,090, $87,005 and $81,267 related to Studio City Casino’s gaming patrons and $3,403, $13,264 and $9,786 related to non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)	These staff costs included share-based compensation expenses.
(5)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

(6)
A company in which Mr. Lawrence Yau Lung Ho, Studio City International’s director, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transactions with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.